COMMITMENTS AND CONTINGENCIES - Minimum Guarantee Liability (Details)) - OLD PlayStudios, Inc. - Minimum guaranteed obligation - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Remainder of 2021	$ 200	$ 200
2022	200	200
2023		0
2024		0
2025		0
Total	$ 400	$ 400